CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
SALES
Total sales	$ 0	$ 0	$ 0	$ 75,000
Cost of goods, including inventory obsolescence	0	0	0	0
Gross profit	0	0	0	75,000
COST OF OPERATIONS
Research and development	20,887	0	20,887	0
General and administrative expenses	5,488,540	6,759,339	30,948,831	11,077,747
Selling and marketing	2,859	0	6,911	2,918
Interest expense	56,423	188,559	176,068	266,382
Total operating expenses	5,568,709	6,947,898	31,152,697	11,347,048
LOSS FROM OPERATIONS	(5,568,709)	(6,947,898)	(31,152,697)	(11,272,048)
OTHER INCOME (EXPENSE)
Royalties and licensing fees	(80,000)	3,543	(85,000)	(413,124)
Licensing income	0	1,000,000	0	1,000,000
Other Income	0	0	0	77,500
Other Gain (Loss) *on extinguishment of debt and write down of assets	0	(2,000)	(3,393,542)	(2,000)
TOTAL OTHER INCOME (EXPENSE)	(80,000)	1,001,543	(3,478,542)	662,376
LOSS BEFORE INCOME TAXES	(5,648,709)	(5,946,356)	(34,631,239)	(10,609,672)
PROVISION FOR INCOME TAXES (BENEFIT)	0	0	0	0
NET LOSS	$ (5,648,709)	$ (5,946,356)	$ (34,631,239)	$ (10,609,672)
LOSS PER SHARE
Loss per share, basic and fully diluted	$ (0.14)	$ (0.17)	$ (0.90)	$ (0.34)
Weighted average number of common shares outstanding	39,944,087	34,060,556	38,678,939	31,054,813
Consulting Services [Member]
SALES
Total sales	$ 0	$ 0	$ 0	$ 75,000
Other Sales [Member]
SALES
Total sales	$ 0	$ 0	$ 0	$ 0